SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share USD ($) $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	3,696,933	5,093,283	4,816,029	4,816,029	4,373,300
Weighted average remaining life (Years)	1 year 11 months 19 days	2 years 3 months 25 days	3 years 7 days
Exercise price | (per share)	$ 2.14	$ 2.11	$ 2.7	$ 2.08
No. of options currently exercisable	3,251,110	4,056,833	3,230,729	3,230,729
November 3, 2022 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding		1,461,600	1,606,000	1,606,000
Exercise price | (per share)		$ 1.96	$ 2.5	$ 1.96
No. of options currently exercisable		1,461,600	1,606,000	1,606,000
Expiration date		November 3, 2022	November 3, 2022
February 1, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	90,000	90,000	90,000	90,000
Exercise price | (per share)	$ 2.6	$ 2.6	$ 3.2	$ 2.6
No. of options currently exercisable	90,000	90,000	60,000	60,000
Expiration date	February 1, 2023	February 1, 2023	February 1, 2023
February 28, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000	100,000	100,000	100,000
Exercise price | (per share)	$ 2.3	$ 2.3	$ 2.95	$ 2.3
No. of options currently exercisable	100,000	100,000	100,000	100,000
Expiration date	February 28, 2023	February 28, 2023	February 28, 2023
August 29, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	60,000	60,000	90,000	90,000
Exercise price | (per share)	$ 1.68	$ 1.68	$ 2.18	$ 1.68
No. of options currently exercisable	60,000	60,000	60,000	60,000
Expiration date	August 29, 2023	August 29, 2023	August 29, 2023
September 10, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000	40,000
Exercise price | (per share)	$ 1.65	$ 1.65	$ 2.18	$ 1.65
No. of options currently exercisable	40,000	40,000	26,667	26,667
Expiration date	September 10, 2023	September 10, 2023	September 10, 2023
November 23, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	731,400	731,400	731,400	731,400
Exercise price | (per share)	$ 1.51	$ 1.51	$ 2	$ 1.51
No. of options currently exercisable	731,400	731,400	540,933	540,933
Expiration date	November 23, 2023	November 23, 2023	November 23, 2023
December 13, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000	100,000	100,000	100,000
Exercise price | (per share)	$ 1.5	$ 1.5	$ 2	$ 1.5
No. of options currently exercisable	100,000	100,000	100,000	100,000
Expiration date	December 13, 2023	December 13, 2023	December 13, 2023
January 11, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000	40,000
Exercise price | (per share)	$ 1.64	$ 1.64	$ 2.18	$ 1.64
No. of options currently exercisable	40,000	26,667	13,333	13,333
Expiration date	January 11, 2024	January 11, 2024	January 11, 2024
January 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	50,000	50,000	50,000	50,000
Exercise price | (per share)	$ 1.62	$ 1.62	$ 2.15	$ 1.62
No. of options currently exercisable	50,000	33,333	16,667	16,667
Expiration date	January 16, 2024	January 16, 2024	January 16, 2024
September 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000	100,000	100,000	100,000
Exercise price | (per share)	$ 2.47	$ 2.47	$ 3.28	$ 2.47
No. of options currently exercisable	100,000	100,000	66,667	66,667
Expiration date	September 16, 2024	September 16, 2024	September 16, 2024
December 17, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	1,370,567	1,380,567	1,417,900	1,417,900
Exercise price | (per share)	$ 2.18	$ 2.18	$ 2.88	$ 2.18
No. of options currently exercisable	1,370,567	1,057,935	611,297	611,297
Expiration date	December 17, 2024	December 17, 2024	December 17, 2024
March 16, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	80,000	80,000	80,000	80,000
Exercise price | (per share)	$ 1.4	$ 1.4	$ 1.95	$ 1.4
No. of options currently exercisable	53,334	26,666	0	0
Expiration date	March 16, 2025	March 16, 2025	March 16, 2025
September 22, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000	40,000
Exercise price | (per share)	$ 3.39	$ 3.39	$ 4.51	$ 3.39
No. of options currently exercisable	26,667	13,333	0	0
Expiration date	September 22, 2025	September 22, 2025	September 22, 2025
October 5, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000	40,000	40,000	40,000
Exercise price | (per share)	$ 3.33	$ 3.33	$ 4.42	$ 3.33
No. of options currently exercisable	26,667	13,333	0	0
Expiration date	October 5, 2025	October 5, 2025	October 5, 2025
December 15, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	288,206	288,206	290,729	290,729
Exercise price | (per share)	$ 3.7	$ 3.7	$ 4.71	$ 3.7
No. of options currently exercisable	221,304	125,235	29,165	29,165
Expiration date	December 15, 2025	December 15, 2025	December 15, 2025
February 24, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000	100,000
Exercise price | $ / shares	$ 3.38	$ 3.38
No. of options currently exercisable	66,667	33,333
Expiration date	February 24, 2026	February 24, 2026
December 16, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	391,510	391,510
Exercise price | $ / shares	$ 2.04	$ 2.04
No. of options currently exercisable	174,504	43,998
Expiration date	December 16, 2026	December 16, 2026
December 15, 2027 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	75,250
Exercise price | $ / shares	$ 0.64
No. of options currently exercisable	0
Expiration date	December 15, 2027